Revenue - Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 21, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues		$ 1,190,184	$ 682,508	$ 1,146,255
Revenue		1,190,184	682,508	1,146,255
Petrojarl Foinaven FPSO
Disaggregation of Revenue [Line Items]
Direct financing lease payments received	$ 11,600	11,600
Time charters
Disaggregation of Revenue [Line Items]
Revenue		14,738	48,379	144,750
Voyage charters
Disaggregation of Revenue [Line Items]
Revenue		1,039,262	485,896	741,804
FPSO
Disaggregation of Revenue [Line Items]
Revenue		27,064	47,895	108,952
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues		109,120	100,338	150,749
Revenue		$ 109,120	$ 100,338	$ 150,749
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue		Revenue	Revenue	Revenue
Sales-type and Direct Financing Leases, Interest Income		$ 0	$ 293	$ 874
Operating Lease, Variable Lease Income		27,064	30,162	43,701
Operating Lease, Variable Lease Income, Other		0	0	5,218
Lease income		1,081,064	582,170	995,506
Operating Segments | Teekay Tankers | Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenue		1,063,111	542,367	886,434
Operating Segments | Teekay Tankers | Tankers [Member] | Time charters
Disaggregation of Revenue [Line Items]
Revenue		14,738	46,159	127,598
Operating Segments | Teekay Tankers | Tankers [Member] | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue		1,039,262	485,896	741,804
Operating Segments | Teekay Tankers | Tankers [Member] | FPSO
Disaggregation of Revenue [Line Items]
Revenue		0	0	0
Operating Segments | Teekay Tankers | Tankers [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue		9,111	10,312	17,032
Operating Segments | Teekay Tankers | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue				133,717
Operating Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenue		127,073	140,141	259,821
Operating Segments | Teekay Parent | Offshore Production
Disaggregation of Revenue [Line Items]
Revenue		27,064	47,895	108,952
Operating Segments | Teekay Parent | Offshore Production | Time charters
Disaggregation of Revenue [Line Items]
Revenue		0	0	0
Operating Segments | Teekay Parent | Offshore Production | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue		0	0	0
Operating Segments | Teekay Parent | Offshore Production | FPSO
Disaggregation of Revenue [Line Items]
Revenue		27,064	47,895	108,952
Operating Segments | Teekay Parent | Offshore Production | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue		0	0	0
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenue		100,009	92,246	150,869
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenue		0	2,220	17,152
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue		0	0	0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenue		0	0	$ 0
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue		$ 100,009	$ 90,026